Advance from Customers and Contract Liabilities - Schedule of Amount of Revenue Recognized (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Advance From Customers And Contract Liabilities [Abstract]
Revenue recognized	$ (4,125)	$ (58,372)	$ (26,946)	$ 0
Increase in contract liabilities	9,855	10,117	25,777	58,827
Exchange difference	17	(3,982)	(4,288)	676
December 31	$ 7,556	$ 1,809	$ 54,046	$ 59,503	$ 0